Short-Term Borrowings and Long-Term Debt (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-Term Borrowings and Long-Term Debt
Unused lines of credit for short-term financing	¥ 19,984,360	¥ 9,802,803